UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007–May 31, 2008

Item 1: Reports to Shareholders

>  For the six months ended May 31, 2008, Vanguard Ohio Tax-Exempt Money Market Fund returned 1.3%, outpacing the average return of its peers.

>  Vanguard Ohio Long-Term Tax-Exempt Fund also returned 1.3%, substantially above the average return of peer funds though a bit behind the result for its benchmark index.

>  The fiscal half-year was an unusual period for municipal bonds—marked by high volatility and yields surpassing those of comparable Treasury bonds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Ohio Tax-Exempt Money Market Fund	10
Ohio Long-Term Tax-Exempt Fund	23
About Your Fund’s Expenses	39
Trustees Approve Advisory Arrangement	41
Glossary	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	VOHXX	1.3%
7-Day SEC Yield: 1.69%
Taxable-Equivalent Yield: 2.77%[1]
Average Ohio Tax-Exempt Money Market Fund[2]		1.1

Vanguard Ohio Long-Term Tax-Exempt Fund	VOHIX	1.3%
30-Day SEC Yield: 3.85%
Taxable-Equivalent Yield: 6.32%[1]
Lehman 10 Year Municipal Bond Index		1.7
Average Ohio Municipal Debt Fund[2]		0.2

Your Fund’s Performance at a Glance
November 30, 2007–May 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.013	$0.000
Long-Term	11.88	11.78	0.253	0.000

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of Ohio income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

The fiscal half-year ended May 31, 2008, was an unusual time in the municipal bond market. The prices and yields of tax-exempt bonds experienced high volatility—a tangential effect of the crisis in the market for taxable securities backed by subprime mortgage loans. In February and March, yields of municipal bonds exceeded those of their U.S. Treasury counterparts across the maturity spectrum, a rare occurrence.

The Ohio Tax-Exempt Money Market Fund and the Ohio Long-Term Tax-Exempt Fund each returned 1.3% for the fiscal half year, a coincidental consequence of upheaval among longer-term municipal bonds during the period. Given the greater risk, we would generally expect longer-term bond funds to return more than shorter-term funds over meaningful periods of time. Both Vanguard funds outpaced the average return of competitive funds.

The Tax-Exempt Money Market Fund’s 7-day SEC yield was 1.69% on May 31, down from 3.52% six months earlier. The change reflected a general fall in short-term interest rates that was engineered by the Federal Reserve Board. For investors in the highest income tax bracket, the taxable-equivalent yield declined to 2.77%.

The Long-Term Tax-Exempt Fund’s 30-day SEC yield declined only slightly, from 3.93% six months ago to 3.85% on May 31. The fund’s taxable-equivalent yield was 6.32%.

Please note: Although the Ohio Tax-Exempt Money Market Fund’s income distributions are expected to be exempt from federal and Ohio state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The Ohio Long-Term Tax-Exempt Fund owns no bonds that would generate income subject to the AMT.

Greater economic uncertainty set the tone for stocks and bonds

The municipal bond market wasn’t alone in struggling to find its footing during the fiscal half-year. The broader bond market, and the stock market as well, were shaken as oil prices climbed to record highs, the housing market worsened, and consumers grew increasingly wary of spending. With the subprime-fueled credit crisis continuing to play out, heightened economic uncertainty became the norm.

In an effort to revive the slowing economy and increase liquidity in the credit markets, the Federal Reserve Board lowered its target for the federal funds rate in five separate actions, to 2.0%. At the end of the period, the Fed continued to face the delicate task of balancing its efforts to stimulate the economy with rising concerns about inflationary pressures.

In this environment, many fixed income investors favored the relative safety of U.S. Treasury bonds. The resulting “flight

Market Barometer
	Total Returns
	Periods Ended May 31, 2008
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.5%	6.9%	3.8%
Lehman Municipal Bond Index	1.4	3.9	3.7
Citigroup 3-Month Treasury Bill Index	1.3	3.6	3.0

Stocks
Russell 1000 Index (Large-caps)	–3.8%	–6.2%	10.4%
Russell 2000 Index (Small-caps)	–1.9	–10.5	12.5
Dow Jones Wilshire 5000 Index (Entire market)	–3.6	–6.1	11.0
MSCI All Country World Index ex USA (International)	–3.2	3.0	22.1

CPI
Consumer Price Index	3.1%	4.2%	3.4%

1  Annualized.

to quality” pressured the prices of taxable and tax-exempt bonds, and both types of bonds experienced unusual volatility during the period.

Bonds nevertheless outpaced stocks. The broad taxable bond market returned 1.5%, close to the broad municipal bond market’s 1.4%. By contrast, the broad U.S. stock market returned –3.6% for the period, a disappointing result, but one that was buoyed by a recovery in April and May. Growth stocks outperformed value stocks, and international stocks generally kept pace with U.S. stocks.

In a challenging environment, a traditional relationship returned

In recent months, the subprime-mortgage crisis that erupted in mid-2007 continued to spill into other areas of the credit markets in indirect, but very real, ways. The municipal bond market was no exception. Credit standards tightened and investors’ appetite for risk diminished, creating an environment that favored Treasury bonds above all else, even high-quality bonds issued by financially strong states and municipalities.

Early in 2008, investors grew increasingly concerned about firms that write insurance for municipal bonds. Several insurers had exposure to subprime debt and faced financial problems and rating downgrades. This prompted many investors to move out of municipal bonds, even though the insurers’ problems did not affect the credit quality of the munis themselves. It was a difficult period for municipal issues, as prices fell sharply. The Lehman Municipal

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group

		Peer
Ohio Tax-Exempt Fund	Fund	Group
Money Market	0.10%	0.63%
Long-Term	0.12	1.24

1  Fund expense ratios reflect the six months ended May 31, 2008. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007. Peer groups are: for the Ohio Tax-Exempt Money Market Fund, the Average Ohio Tax-Exempt Money Market Fund; and for the Ohio Long-Term Tax-Exempt Fund, the Average Ohio Municipal Debt Fund.

Bond Index returned –4.6% in February, one of the worst months ever for the tax-exempt bond market.

These dislocations produced a steeper yield curve during the six-month period. Yields for short-term munis fell, reflecting the Fed’s interest rate policy, while those for long-term munis rose slightly. At the same time, investors’ continuing preference for Treasuries placed downward pressure on Treasury yields across the maturity spectrum, most sharply at the short end.

These dynamics upended the generally stable relationship between the yields of Treasuries and municipals. Typically, Treasury yields are higher than muni yields, but the traditional gap had begun to narrow as the fiscal half-year began, and by February and March municipal yields surpassed Treasury yields across the spectrum of bond maturities. From that point, the yield relationship between Treasuries and munis began to slip back toward normalcy.

For the fiscal period, the Ohio Tax-Exempt Money Market Fund returned 1.3% while maintaining a net asset value of $1, a price that is expected but not guaranteed.

The Ohio Long-Term Tax-Exempt Fund returned 1.3%, as the income portion of the fund’s return counteracted a share-price decline triggered by investors’ concern over the muni-bond insurers. The fund’s return was substantially ahead of the 0.2% average return posted by competitive funds, a reflection of its emphasis on the market’s highest-quality securities, its prudent management strategies, and its significant cost advantage (see the table on page 4).

Short-term disruptions don’t change long-term strategies

The municipal bond market has traditionally been a relatively quiet corner of the larger fixed income universe. Bonds issued by state or local governments don’t often create exciting headlines. But as we’ve seen over the recent fiscal period, surprises can occur even in typically staid segments of the market.

At Vanguard, we believe the best way to weather short-term market disruptions is to stick to long-term investment strategies. For the bond portion of Vanguard portfolios, this includes a focus on low-cost, high-quality investments guided by an experienced team of portfolio managers and credit analysts (who, it should be noted, assess the quality of bonds independent of outside rating agencies and bond insurers). For Ohio investors in higher tax brackets, we believe the Vanguard Ohio Tax-Exempt Funds offer an excellent way to carry out such a strategy.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president, effective March 1, and designated him to succeed me as chief executive officer, a role he will assume within a year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for entrusting your assets with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 12, 2008

Advisor’s Report

For the six-month period that ended May 31, 2008, Vanguard Ohio Tax-Exempt Money Market Fund returned 1.3%, topping the average return of its peers. Vanguard Ohio Long-Term Tax-Exempt Fund also returned 1.3%, besting the average return of its peers but lagging its benchmark index.

The investment environment

When our reporting period began, credit-market activity was at a near-standstill. Widespread concern about the valuations of some mortgage-backed securities created turmoil and pushed borrowers and lenders to the market’s sidelines.

The Federal Reserve Board’s aggressive response—which was also influenced by a slowdown in economic activity—began in September and continued throughout our fiscal half-year. In a series of cuts, the Fed reduced its target for the federal funds rate from 4.75% on September 18 to 2.00% on April 30, where it remained. (In January, the Fed cut the target by an unprecedented 1.25 percentage points within the space of two weeks.) The Fed also reduced its discount rate, which is the rate it charges for its loans to banks, and coordinated with other countries’ central banks to provide additional funding to eligible financial institutions.

A variety of factors came together during the six months to create a much steeper Treasury yield curve: the Fed’s interest rate actions, investors’ flight to quality, and—in recent months—fears of inflation, which have nudged longer-term yields

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2007	2008
2 years	3.18%	2.28%
5 years	3.26	3.01
10 years	3.62	3.67
30 years	4.32	4.53

Source: Vanguard.

higher. Reflecting trends in the Treasury market, as well as concern about the financial strength of municipal bond insurers, the municipal-bond yield curve steepened as well. Some of the muni insurers lost their AAA credit ratings because of exposure to subprime-mortgage-related investments, triggering a widening in the yields between higher-quality and lower-quality tax-exempt bonds.

The net effect was to reduce the prices of tax-exempt bonds to extraordinarily attractive levels. Despite munis’ significant tax advantages, yields of 30-year AAA-rated municipal bonds exceeded those for 30-year U.S. Treasury bonds by the end of April. For comparison, a year earlier the muni’s yield was 85% of the Treasury’s yield, which is more typical. The relative “cheapness” of munis caught the eye of many investors, leading to a significant rally during April and May that drove the muni/Treasury yield ratio to 96% by May 31—still an attractive relationship.

The muni market’s fast-changing dynamics were reflected in the supply of new issues. During calendar-year 2007, states and municipalities issued a record $427 billion worth of securities, up 10% over the previous year. Much of the increase came at the start of the year. Late in the year, the relatively high yields demanded by investors and concerns about bond insurers restrained new issuance. In recent months, however, nationwide supply has rebounded, with much of it coming from issuers that exited the troubled auction-rate securities market to seek financing with conventional fixed-rate bonds. (The auction-rate securities market—an arcane, but important, source of tax-exempt financing—virtually stopped functioning as a result of problems with bond insurers.)

Countering that trend, however, was the reluctance of some states to refinance outstanding debt because of the relative cheapness of municipal bonds. In Ohio’s case, during the fiscal half-year the issuance of new tax-exempt debt declined about 29%, to $4.8 billion, from the same period a year earlier.

Management of the funds

Reflecting the swift decline in short-term interest rates during the fiscal half-year, the yield of the Ohio Tax-Exempt Money Market Fund declined by about half, to 1.69%. By contrast, the yield of the Ohio Long-Term Tax-Exempt Fund declined only slightly, to 3.85%. Each fund’s total return was above the average return of peer-group funds.

Our customary emphasis on high-quality securities gave us confidence in our investments during the municipal market’s dislocations, particularly as investors began to doubt the strength of certain bond insurers. Our decision to invest—or not—in any insured bond or money market instrument is based on the quality of the underlying tax-exempt issuer, not on that of the insurer. Our experienced municipal credit group diligently evaluates all potential holdings. We believe that shareholders can continue to rely on our rigorous review and oversight process.

A final note: A cloud of uncertainty was lifted from the tax-exempt market on May 19, when the U.S. Supreme Court upheld, in the case of Kentucky v. Davis, the right of a state to exempt from its income tax the interest that residents earn on municipal bonds issued in that state.

Marlin G. Brown, Portfolio Manager

Pamela Wisehaupt Tynan, Principal

Vanguard Fixed Income Group

June 19, 2008

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2008

Financial Attributes

Yield[1]	1.7%
Average Weighted Maturity	25 days
Average Quality[2]	MIG-1
Expense Ratio	0.10%[3]

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	93.1%
P-1/A-1/SP-1/F-1	4.8
AAA/AA	1.8
MIG2	0.0
A	0.3

1  7-day SEC yield. See the Glossary on pages 42–43.

2  Moody’s Investors Service.

3  Annualized.

4  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1998	3.4%	3.1%
1999	3.0	2.8
2000	4.0	3.6
2001	3.0	2.6
2002	1.4	1.0
2003	0.9	0.6
2004	1.1	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008[2]	1.3	1.1
7-day SEC yield (5/31/2008): 1.69%

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Ohio Tax-Exempt Money Market Fund[3]	6/18/1990	3.40%	2.35%	2.57%

1  Returns for the Average Ohio Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 20 for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (101.1%)
1	Akron OH Income Tax Rev.
	(Community Learning Center) TOB VRDO	1.670%	6/6/08	(4)	5,290	5,290
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	1.600%	6/6/08	LOC	4,400	4,400
	Avon OH Local School Dist. BAN	3.500%	1/8/09		2,000	2,006
	Barberton OH School Dist. GO BAN	2.600%	11/4/08		10,000	10,025
	Blue Ash OH Econ. Dev. Rev. VRDO	1.590%	6/6/08	LOC	5,000	5,000
	Butler County OH BAN	4.250%	8/7/08		4,335	4,339
	Butler County OH Hosp. Fac. Rev.
	(Cincinnati Children’s Hosp.) VRDO	1.590%	6/6/08	LOC	10,000	10,000
	Central Ohio Solid Waste Auth. BAN	4.000%	7/25/08		16,000	16,012
1	Cincinnati OH City School Dist. GO TOB VRDO	1.620%	6/6/08	LOC	17,120	17,120
1	Cincinnati OH City School Dist. GO TOB VRDO	1.620%	6/6/08	(4)	6,530	6,530
1	Cincinnati OH City School Dist. GO TOB VRDO	1.660%	6/6/08	(12)	12,505	12,505
1	Cincinnati OH City School Dist. TOB VRDO	1.660%	6/6/08	(4)	12,600	12,600
1	Cincinnati OH Water System Rev. TOB VRDO	1.680%	6/6/08		2,605	2,605
1	Cleveland OH Airport System Rev. TOB VRDO	1.670%	6/6/08	(4)	13,285	13,285
	Cleveland OH COP VRDO	1.600%	6/6/08	LOC	10,000	10,000
	Cleveland OH Water Works Rev. VRDO	1.550%	6/6/08	(4)	4,300	4,300
	Cleveland-Cuyahoga County OH Port Auth.
	Rev. (Museum of Art) VRDO	1.640%	6/6/08		10,000	10,000
	Cleveland-Cuyahoga County OH Port Auth.
	Rev. (Museum of Art) VRDO	1.690%	6/6/08		11,600	11,600
	Cleveland-Cuyahoga County OH Port Auth.
	Rev. (Museum of Art) VRDO	1.690%	6/6/08		7,300	7,300
	Clinton County OH Hosp. Rev.
	(Memorial Hosp.) VRDO	1.620%	6/6/08	LOC	21,600	21,600
	Clinton County OH Hosp. Rev.
	(Memorial Hosp.) VRDO	1.650%	6/6/08	LOC	5,350	5,350
	Columbus OH City School Dist. BAN	3.750%	12/11/08		4,000	4,012
1	Columbus OH City School Dist. School Fac.
	Construction & Improvement GO TOB VRDO	1.590%	6/6/08	(4)(Prere.)	5,490	5,490
1	Columbus OH City School Dist. TOB VRDO	1.620%	6/6/08	(4)	10,230	10,230
1	Columbus OH City School Dist. TOB VRDO	1.680%	6/6/08	(4)	5,000	5,000
1	Columbus OH GO TOB VRDO	1.600%	6/6/08		6,000	6,000
1	Columbus OH GO TOB VRDO	1.670%	6/6/08		4,360	4,360
	Columbus OH Regional Airport Auth. Airport

Refunding Rev. (Oasbo Expanded Asset
Program)VRDO	1.640%	6/6/08	LOC	36,735	36,735

Ohio Tax-Exempt Money Market Fund

	Columbus OH Regional Airport Auth. Airport
	Refunding Rev. (Oasbo Expanded Asset
	Program)VRDO	1.640%	6/6/08	LOC	2,600	2,600
1	Columbus OH Sewer Rev. TOB VRDO	1.620%	6/6/08		5,000	5,000
	Columbus OH Sewer Rev. VRDO	1.410%	6/6/08		3,530	3,530
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) CP	2.000%	7/9/08		8,800	8,800
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	1.400%	6/2/08		700	700
	Cuyahoga Falls OH BAN	3.750%	12/11/08		3,750	3,758
	Delaware County OH Port Auth. Econ. Dev.
	Rev. (Columbus Zoological Park) VRDO	1.670%	6/6/08	LOC	5,850	5,850
	Euclid OH BAN	2.375%	5/21/09		5,300	5,314
2	Findlay OH BAN	2.375%	10/21/08		2,750	2,754
1	Franklin County OH Convention Fac. Rev.
	TOB VRDO	1.780%	6/6/08		7,615	7,615
	Franklin County OH Hosp. Rev.
	(Nationwide Hosp.) VRDO	1.600%	6/6/08		10,000	10,000
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) VRDO	1.530%	6/6/08	LOC	13,370	13,370
	Franklin County OH Hosp. Rev.
	(U.S. Health Corp.) VRDO	1.530%	6/6/08	LOC	1,025	1,025
	Green City OH BAN	4.500%	7/16/08		8,357	8,365
	Greene County OH BAN	4.100%	11/18/08		3,280	3,290
1	Hamilton County OH Sales Tax Rev. TOB VRDO	1.650%	6/6/08	(12)	10,455	10,455
1	Hamilton County OH Sewer System Rev.
	TOB VRDO	1.620%	6/6/08		7,485	7,485
	Lakewood OH BAN	2.125%	4/16/09		3,750	3,760
1	Lakewood OH City School Dist. GO TOB VRDO	1.670%	6/6/08	(4)	4,000	4,000
	Lancaster Port Auth. Ohio Gas Rev. VRDO	1.600%	6/6/08		20,000	20,000
2	Little Miami Ohio Local School Dist. BAN	2.625%	6/4/09		6,000	6,031
	Lorain County OH Sewer System BAN	4.500%	8/15/08		2,400	2,404
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	1.450%	6/6/08	LOC	7,800	7,800
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	1.450%	6/6/08	LOC	5,500	5,500
2	Marysville OH BAN	2.500%	6/3/09		3,835	3,856
1	Marysville OH Exempt Village School Dist.
	TOB VRDO	1.630%	6/6/08	(1)	4,830	4,830
	Mason OH BAN	4.500%	6/4/08		2,000	2,000
	Mason OH BAN	4.500%	6/19/08		5,600	5,602
	Mason OH BAN	4.500%	6/26/08		1,750	1,751
	Mason OH BAN	4.500%	7/2/08		2,175	2,176
	Mason OH BAN	3.000%	3/12/09		2,550	2,565
	Mason OH City School Dist. BAN	2.750%	2/5/09		3,000	3,015
	Mentor OH BAN	3.000%	8/29/08		2,400	2,404
1	Miami Univ. of Ohio General Receipts Rev.
	TOB VRDO	1.650%	6/6/08	(4)	4,275	4,275
	Miamisburg OH City School Dist. BAN	2.500%	11/13/08		10,000	10,031
	Montgomery County OH Hosp. Rev.
	(Kettering Health) VRDO	1.430%	6/6/08	(4)	10,000	10,000
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	1.550%	6/6/08		10,000	10,000
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	1.600%	6/6/08		3,600	3,600
1	Montgomery County OH Rev. TOB VRDO	1.670%	6/6/08	(4)	6,660	6,660

Ohio Tax-Exempt Money Market Fund

1	Northeast Ohio Regional Sewer Dist. Rev.
	TOB VRDO	1.770%	6/6/08	(1)	5,575	5,575
1	Northeast Ohio Regional Sewer Dist. Rev.
	TOB VRDO	1.770%	6/6/08	(1)	10,355	10,355
	Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.)
	VRDO	1.700%	6/2/08	LOC	13,730	13,730
1	Ohio Building Auth. Rev. (Adult Correctional Building)
	TOB VRDO	1.610%	6/6/08		7,180	7,180
1	Ohio Building Auth. Rev. TOB VRDO	1.670%	6/6/08	(4)	3,055	3,055
1	Ohio Building Auth. Rev. TOB VRDO	1.680%	6/6/08		5,000	5,000
	Ohio Common Schools GO	5.000%	3/15/09		2,000	2,043
	Ohio Common Schools GO VRDO	1.520%	6/6/08		19,580	19,580
	Ohio Common Schools GO VRDO	1.550%	6/6/08		11,535	11,535
	Ohio GO	5.000%	8/1/08		2,300	2,309
1	Ohio GO TOB VRDO	1.620%	6/6/08		11,510	11,510
1	Ohio GO TOB VRDO	1.620%	6/6/08		10,245	10,245
1	Ohio GO TOB VRDO	1.630%	6/6/08		9,400	9,400
	Ohio GO VRDO	1.550%	6/6/08		3,400	3,400
	Ohio GO VRDO	1.520%	6/6/08		5,350	5,350
1	Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	1.600%	6/6/08		5,140	5,140
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) CP	1.000%	8/1/08		10,800	10,800
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	1.650%	6/2/08		7,700	7,700
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	1.450%	6/6/08	LOC	6,000	6,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	1.550%	6/6/08		6,650	6,650
	Ohio Higher Educ. Fac. Comm. Rev.
	(College Mount St. Joseph) VRDO	1.650%	6/6/08	LOC	14,815	14,815
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	1.600%	6/6/08		14,000	14,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Mount Union College) VRDO	1.690%	6/6/08	LOC	1,330	1,330
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	1.600%	6/6/08		2,750	2,750
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	1.600%	6/6/08		10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Pooled Financing) VRDO	1.560%	6/6/08	LOC	9,415	9,415
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System) VRDO	1.480%	6/6/08	LOC	8,000	8,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System) VRDO	1.490%	6/6/08	LOC	8,600	8,600
	Ohio Higher Educ. Fac. Comm. Rev.
	(Xavier Univ. Project) VRDO	1.600%	6/6/08	LOC	7,310	7,310
	Ohio Higher Educ. Fac. Comm. Rev.
	(Xavier Univ.) VRDO	1.500%	6/6/08	LOC	11,500	11,500
	Ohio Higher Educ. Fac. Comm. Rev. VRDO	1.620%	6/6/08	LOC	2,935	2,935
	Ohio Higher Educ. GO	3.500%	10/1/08		4,000	4,024
1	Ohio Higher Educ. GO TOB VRDO	1.600%	6/6/08		4,875	4,875
1	Ohio Housing Finance Agency Mortgage Rev.
	TOB VRDO	1.670%	6/6/08		6,660	6,660
1	Ohio Housing Finance Agency Mortgage Rev.
	TOB VRDO	1.830%	6/6/08		3,760	3,760

Ohio Tax-Exempt Money Market Fund

1	Ohio Housing Finance Agency Mortgage
	Rev.TOB VRDO	1.970%	6/6/08	5,240	5,240
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.630%	6/6/08	6,760	6,760
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.700%	6/6/08	9,040	9,040
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.700%	6/6/08	8,580	8,580
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.700%	6/6/08	7,630	7,630
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.730%	6/6/08	5,000	5,000
	Ohio Housing Finance Agency Mortgage.
	Rev VRDO	1.830%	6/6/08	8,000	8,000
	Ohio Housing Finance Agency Mortgage
	Rev.VRDO	1.830%	6/6/08	3,285	3,285
1	Ohio Infrastructure Improvement GO TOB VRDO	1.600%	6/6/08	7,215	7,215
	Ohio Infrastructure Improvement GO VRDO	1.550%	6/6/08	2,425	2,425
	Ohio Major New State Infrastructure Project Rev.	5.000%	6/15/08	5,475	5,478
	Ohio PCR (Sohio Air British Petroleum Co.) VRDO	1.400%	6/2/08	3,900	3,900
	Ohio Solid Waste Rev. (BP Exploration
	& Oil Inc.)VRDO	1.450%	6/2/08	14,725	14,725
	Ohio Solid Waste Rev. (BP Exploration
	& Oil Inc.)VRDO	1.450%	6/2/08	3,140	3,140
	Ohio Solid Waste Rev. (BP Exploration
	& Oil Inc.)VRDO	1.450%	6/2/08	7,625	7,625
	Ohio Solid Waste Rev. (BP Exploration
	& Oil Inc.)VRDO	1.450%	6/2/08	11,505	11,505
	Ohio Solid Waste Rev. (BP Exploration
	& Oil Inc.)VRDO	1.450%	6/2/08	7,000	7,000
1	Ohio State Higher Educ. 2006 Eclipse
	Trust TOB VRDO	1.650%	6/6/08 LOC	4,985	4,985
	Ohio State Univ. General Receipts Athens VRDO	1.620%	6/6/08 (4)	330	330
	Ohio State Univ. General Receipts Rev. CP	2.050%	6/9/08	22,400	22,400
1	Ohio State Univ. General Receipts Rev. TOB VRDO	1.670%	6/6/08	645	645
1	Ohio State Univ. General Receipts Rev. TOB VRDO	1.680%	6/6/08	5,160	5,160
	Ohio State Univ. General Receipts Rev. VRDO	1.500%	6/6/08	13,200	13,200
	Ohio Water Dev. Auth. PCR (FirstEnergy
	Nuclear)VRDO	1.900%	6/6/08 LOC	1,500	1,500
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.250%	6/2/08 LOC	300	300
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.500%	6/6/08 LOC	18,000	18,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.600%	6/6/08 LOC	13,250	13,250
	Ohio Water Dev. Auth. PCR (Ohio Edison
	Co.)VRDO	1.480%	6/2/08 LOC	12,500	12,500
1	Ohio Water Dev. Auth. Rev. (Drinking
	Water Fund)TOB VRDO	1.610%	6/6/08	7,250	7,250

Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.700%	6/6/08 (1)	45,250	45,250
Orrville Ohio Ind. Dev. (American Weather
Seal Co.)VRDO	1.650%	6/6/08 LOC	6,930	6,930
Perrysburg OH BAN	2.125%	5/21/09	2,283	2,286
Port of Greater Cincinnati Dev. Auth.
(Sycamore Township Kenwood) VRDO	1.650%	6/6/08 LOC	3,000	3,000
Port of Greater Cincinnati OH Dev. Auth.
Rev. (National Underground Railroad
Freedom Center)VRDO	1.550%	6/6/08 LOC	6,800	6,800
Portage County OH BAN	4.000%	10/3/08	6,700	6,711
Reynoldsburg OH School Dist. GO BAN	2.500%	9/30/08	9,000	9,017

Ohio Tax-Exempt Money Market Fund

	Rickenbacker OH Port Auth. Econ. Dev. Rev.
	(YMCA of Central Ohio) VRDO	1.560%	6/6/08	LOC	6,550	6,550
2	Shaker Heights OH City School Dist. BAN	2.500%	12/2/08		2,500	2,508
	Strongsville OH BAN	2.600%	12/11/08		1,725	1,728
	Summit County OH Rev.
	(Western Reserve Academy) VRDO	1.690%	6/6/08	LOC	5,495	5,495
	Toledo Lucas County OH Port Auth. VRDO	1.680%	6/6/08	(13)	5,500	5,500
	Toledo OH City Services Special Assessment
	VRDO	1.620%	6/6/08	LOC	6,200	6,200
	Toledo OH City Services Special Assessment
	VRDO	1.620%	6/6/08	LOC	9,000	9,000
	Union Township OH BAN	4.250%	9/17/08		9,000	9,017
1	Univ. of Akron OH General Receipts Rev.
	TOB VRDO	1.670%	6/6/08	(4)	11,300	11,300
	Univ. of Akron OH General Receipts Rev. VRDO	1.500%	6/6/08	(12)	10,000	10,000
1	Univ. of Cincinnati OH General Receipts
	TOB VRDO	1.770%	6/6/08	(1)	8,360	8,360
	Willoughby OH BAN	4.000%	11/28/08		6,350	6,370

	Outside Ohio:
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	1.630%	6/6/08	(11)(12)	10,000	10,000
Total Municipal Bonds (Cost $1,140,486)						1,140,486
Other Assets and Liabilities (–1.1%)
Other Assets—Note B						12,872
Liabilities						(24,925)
						(12,053)
Net Assets (100%)
Applicable to 1,128,386,929 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						1,128,433
Net Asset Value Per Share						$1.00

At May 31, 2008, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	1,128,418	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	15	—
Unrealized Appreciation	—	—
Net Assets	1,128,433	$1.00

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate value of these securities was $294,245,000, representing 26.1% of net assets.

2  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2008. For a key to abbreviations and other references, see page 17.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	15,353
Total Income	15,353
Expenses
The Vanguard Group—Note B
Investment Advisory Services	56
Management and Administrative	361
Marketing and Distribution	151
Custodian Fees	5
Shareholders’ Reports	3
Trustees’ Fees and Expenses	1
Total Expenses	577
Expenses Paid Indirectly—Note C	(4)
Net Expenses	573
Net Investment Income	14,780
Realized Net Gain (Loss) on Investment Securities Sold	14
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	14,794

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,780	38,350
Realized Net Gain (Loss)	14	109
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	14,794	38,459
Distributions
Net Investment Income	(14,780)	(38,350)
Realized Capital Gain	—	—
Total Distributions	(14,780)	(38,350)
Capital Share Transactions (at $1.00)
Issued	504,106	974,813
Issued in Lieu of Cash Distributions	13,705	35,571
Redeemed	(557,821)	(878,352)
Net Increase (Decrease) from Capital Share Transactions	(40,010)	132,032
Total Increase (Decrease)	(39,996)	132,141
Net Assets
Beginning of Period	1,168,429	1,036,288
End of Period	1,128,433	1,168,429

Ohio Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.013	.036	.033	.022	.011	.009
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.013	.036	.033	.022	.011	.009
Distributions
Dividends from Net Investment Income	(.013)	(.036)	(.033)	(.022)	(.011)	(.009)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(.036)	(.033)	(.022)	(.011)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.30%	3.63%	3.30%	2.21%	1.06%	0.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,128	$1,168	$1,036	$910	$798	$741
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.10%	0.13%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.58%*	3.57%	3.26%	2.19%	1.06%	0.94%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2 Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $92,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, custodian fee offset arrangements reduced the fund’s expenses by $4,000.

Ohio Tax-Exempt Money Market Fund

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal year.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Ohio Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	251	7,393	43,475
Yield[3]	3.9%	3.9%	4.0%
Yield to Maturity	4.0%[4]	3.9%	4.0%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	8.3 years	9.8 years	13.2 years
Average Quality	AA+	AA+	AA+
Average Duration	5.6 years	6.7 years	7.7 years
Expense Ratio	0.12%[5]	—	—
Short-Term Reserves	3.9%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.99
Beta	0.99	1.01

Distribution by Maturity (% of portfolio)

Under 1 Year	7.3%
1–5 Years	26.0
5–10 Years	48.1
10–20 Years	8.3
20–30 Years	6.5
Over 30 Years	3.8

Distribution by Credit Quality (% of portfolio)

AAA	57.4%
AA	27.2
A	10.6
BBB	4.8

Investment Focus

1  Lehman 10 Year Municipal Bond Index.

2  Lehman Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary on pages 42–43.

4  Before expenses.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 42–43.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1997–May 31, 2008
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.6%	5.2%	7.8%	8.1%
1999	–6.9	4.8	–2.1	–0.4
2000	3.2	5.6	8.8	7.7
2001	3.7	5.2	8.9	8.2
2002	1.8	4.9	6.7	6.7
2003	2.8	4.6	7.4	6.9
2004	–1.0	4.5	3.5	4.0
2005	–1.2	4.4	3.2	3.0
2006	1.6	4.5	6.1	6.2
2007	–1.6	4.3	2.7	3.5
2008[2]	–0.8	2.1	1.3	1.7

Average Annual Total Returns: Periods Ended March 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Ohio Long-Term Tax-Exempt Fund[3]	6/18/1990	1.95%	3.67%	0.18%	4.75%	4.93%

1  Lehman 10 Year Municipal Bond Index.

2  Six months ended May 31, 2008.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights table on page 35 for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.9%)
Adams County OH School Dist. GO	5.550%	12/1/09 (1)	1,000	1,003
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,401
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27 (3)	6,300	6,434
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	1.400%	6/2/08 LOC	1,200	1,200
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	1.250%	6/2/08 LOC	20,000	20,000
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,744
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	2,995
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,061
American Muni. Power Ohio Inc.
Electricity Purchase Rev.	5.000%	2/1/13	3,000	3,025
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,427
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,427
Avon OH Local School Dist. GO	5.250%	12/1/13 (1)(Prere.)	2,400	2,654
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	2,250	2,421
Bowling Green State Univ. Ohio
General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	1,190	1,281
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	8,405	7,696
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	6.500%	6/1/47	7,750	7,234
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,732
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,825
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.000%	5/15/31 (3)	5,000	4,676
Butler County OH Sewer System Rev.	5.375%	12/1/09 (3)(Prere.)	1,230	1,300
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,257
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	877
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,035
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,177

Canal Winchester OH Local School Dist. GO	5.000%	6/1/15 (1)(Prere.)	3,030	3,346
Centerville OH City School Dist. GO	5.000%	12/1/30 (4)	9,260	9,524
Chillicothe OH City School Dist.	5.250%	12/1/14 (3)(Prere.)	1,745	1,947
Cincinnati OH City School Dist.
Classroom Fac.Construction & Improvement	5.250%	12/1/28 (3)	4,000	4,348
Cincinnati OH City School Dist. GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,628
Cincinnati OH City School Dist. GO	5.000%	12/1/13 (4)(Prere.)	5,525	6,021

Ohio Long-Term Tax-Exempt Fund

	Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32 (4)	1,000	1,017
	Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	1,380	1,491
	Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,161
	Cincinnati OH Water System Rev.	5.000%	12/1/23 (1)	6,000	6,343
	Cincinnati OH Water System Rev.	5.000%	12/1/32	4,000	4,131
	Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	7,575	7,696
	Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,048
	Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,415	1,532
	Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,229
	Cleveland OH GO	5.500%	12/1/11 (3)	1,340	1,433
	Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,070
	Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,642
	Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,340
	Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,066
	Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,381
	Cleveland OH Income Tax Rev.	5.000%	10/1/29 (12)	7,180	7,405
	Cleveland OH Public Power System Rev.	5.000%	11/15/28 (1)	1,250	1,283
	Cleveland OH Public Power System Rev.	0.000%	11/15/33 (1)	6,895	1,802
	Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	396
	Cleveland OH State Univ. Rev.	5.250%	6/1/19 (3)	2,825	2,992
	Cleveland OH State Univ. Rev.	5.000%	6/1/30 (3)	5,000	4,993
1	Cleveland OH Water Works Rev.	5.500%	1/1/21 (1)	9,635	10,849
	Columbus OH City School Dist.
	School Fac.Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,666
	Columbus OH City School Dist.
	School Fac.Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,309
	Columbus OH GO	5.000%	9/1/16	9,225	10,237
	Columbus OH Sewer Rev.	4.500%	6/1/29	8,000	7,936
	Columbus OH Sewer Rev.	5.000%	6/1/31	4,000	4,141
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,159
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,159
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,846
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,159
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation)	6.000%	1/1/32	10,000	10,439
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	1.400%	6/2/08	1,800	1,800
	Defiance OH Waterworks System GO	5.650%	12/1/08 (2)(Prere.)	1,130	1,173
	Erie County OH Hosp. Fac. Rev.
	(Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,789
	Erie County OH Hosp. Fac. Rev.
	(Firelands Regional Medical Center)	5.250%	8/15/46	5,000	4,738
	Fairborn OH City School Dist.
	School Improvement GO	5.500%	12/1/16 (3)	1,840	1,965
	Fairborn OH City School Dist.
	School Improvement GO	5.375%	12/1/20 (3)	1,200	1,272
	Fairfield County OH Hosp. Rev.
	(Lancaster-Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,240
	Franklin County OH GO	5.000%	12/1/31	5,000	5,196

Franklin County OH Hosp. Rev.
(Nationwide Childrens)	4.750%	11/1/28	1,500	1,454
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,178
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,574

Ohio Long-Term Tax-Exempt Fund

Gallia County OH Hosp. Rev.
(Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,034
Gallia County OH Local School Dist.	5.000%	12/1/26 (4)	2,075	2,165
Gallia County OH Local School Dist.	5.000%	12/1/27 (4)	2,180	2,269
Gallia County OH Local School Dist.	5.000%	12/1/30 (4)	5,000	5,160
Gallia County OH Local School Dist.	5.000%	12/1/33 (4)	5,000	5,143
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30 (1)	4,040	4,117
Garfield Heights OH City School Dist.
School Improvement GO	5.500%	12/15/11 (1)(Prere.)	1,640	1,788
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,710
Greene County OH Sewer System Rev.	5.000%	12/1/22 (4)	4,470	4,686
Greene County OH Sewer System Rev.	5.000%	12/1/23 (4)	4,695	4,901
Greene County OH Sewer System Rev.	5.000%	12/1/24 (4)	5,050	5,258
Greene County OH Sewer System Rev.	5.000%	12/1/25 (4)	5,000	5,193
Hamilton County OH Convention Center
Fac.Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,409
Hamilton County OH Convention Center
Fac.Auth. Rev. Second Lien	5.250%	12/1/20 (3)	1,185	1,272
Hamilton County OH Convention Center
Fac.Auth. Rev. Second Lien	5.250%	12/1/21 (3)	1,245	1,330
Hamilton County OH Convention Center
Fac.Auth. Rev. Second Lien	5.250%	12/1/23 (3)	1,380	1,460
Hamilton County OH Convention Center
Fac.Auth. Rev. Second Lien	5.250%	12/1/24 (3)	185	195
Hamilton County OH Econ. Dev. Rev.
(King Highland Community Urban)	5.250%	6/1/28 (1)	7,290	7,540
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.200%	5/15/09 (1)	695	710
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/19 (3)	2,865	2,970
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/20 (3)	3,020	3,114
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25 (2)	5,000	5,197
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26 (2)	5,000	5,179
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32 (4)	5,000	5,132
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)	5.500%	6/1/08 (1)(Prere.)	575	581
Hamilton County OH Sewer System Rev.	5.450%	12/1/09 (3)	3,250	3,376
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	965	1,036
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	755	811
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,000	1,081
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,355	1,465
Hamilton County OH Sewer System	5.000%	12/1/31 (1)	5,300	5,444

Rev.Hamilton OH City School Dist. GO	5.000%	12/1/34 (4)	2,250	2,319
Hamilton OH City School Dist. GO	5.000%	12/1/26 (4)	3,070	3,217
Hamilton OH City School Dist. GO	5.000%	12/1/28 (4)	5,000	5,210
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,658
Hilliard OH School Dist. GO	0.000%	12/1/12 (3)	3,220	2,746
Hilliard OH School Dist. GO	0.000%	12/1/13 (3)	3,220	2,632
Hilliard OH School Dist. GO	0.000%	12/1/14 (3)	2,720	2,120
Hilliard OH School Dist. GO	0.000%	12/1/15 (3)	3,720	2,765
Hilliard OH School Dist. GO	5.250%	12/1/16 (3)	2,000	2,134
Hilliard OH School Dist. GO	5.000%	12/1/27 (1)	2,895	2,992
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center)	5.250%	12/1/37	4,825	4,712

Ohio Long-Term Tax-Exempt Fund

Indian Hill OH Exempt Village School
Dist.Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,412
Jackson OH Local School Dist. Stark &
Summit Counties Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	4,827
Kent State Univ. Ohio Univ. Rev. VRDO	2.580%	6/6/08 (1)	18,100	18,100
Lake County OH Hosp. Fac. Rev.
(Lake Hosp. System Inc.)	5.375%	8/15/08 (2)(Prere.)	2,900	2,949
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,080
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (1)(Prere.)	1,675	1,825
Lorain County OH GO	5.500%	12/1/22 (3)	1,500	1,591
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	6.000%	9/1/08 (1)	1,250	1,262
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,592
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,128
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	5,000	5,043
Lucas County OH Hosp. Rev.	5.000%	11/15/38	5,000	4,893
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,427
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)	640	645
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,576
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,131
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,333
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,095	2,346
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,035	2,279
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,360
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,140	2,397
Marysville OH WasteWater Treatment System Rev.	5.000%	12/1/31 (10)	2,720	2,647
Mason OH City School Dist.
School Improvement GO	5.000%	12/1/35	2,000	2,060
Medina OH School Dist. COP	5.250%	12/1/37 (12)	7,210	7,518
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,113
Middletown OH City School Dist. GO	5.000%	12/1/23 (4)	5,345	5,618
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,576
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,770
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,546
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	7,599
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,023
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12 (3)(Prere.)	500	547

New Albany Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	675	723
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	1,071
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,447
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,455
Oak Hills OH Local School Dist. GO	7.200%	12/1/09 (1)	1,625	1,684
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,142
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,585	1,707

Ohio Long-Term Tax-Exempt Fund

Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,500	1,615
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/17 (4)	1,305	1,399
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/18 (4)	1,380	1,469
Ohio GO	4.500%	9/15/22 (1)	5,000	5,099
Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11 (2)	6,110	6,510
Ohio Higher Educ. Capital Fac. Rev.	5.250%	12/1/11	6,115	6,612
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.500%	10/1/12 (Prere.)	5,000	5,500
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/13 (Prere.)	3,885	4,248
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.250%	12/1/26 (1)	3,520	3,882
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/27 (2)	2,115	2,166
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	1.650%	6/2/08	4,700	4,700
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/11 (Prere.)	1,000	1,097
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/25	5,535	5,780
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/26	5,815	6,051
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.000%	11/1/32	6,595	6,769
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.850%	4/1/09 (1)(Prere.)	2,875	3,024
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/32	3,415	3,401
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College)	5.000%	7/1/41	4,500	4,471
Ohio Higher Educ. Fac. Comm. Rev.
(Northern Univ.)	5.000%	5/1/26	5,275	5,324
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College)	5.000%	10/1/33	5,000	5,082
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. Hospitals Health System)	5.250%	1/15/46	9,000	8,454
Ohio Higher Educ. Fac. Comm. Rev.
(Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,912
Ohio Highway Capital Improvements GO	5.250%	5/1/09	5,000	5,154
Ohio Highway Capital Improvements Rev.	5.000%	5/1/11	2,800	2,981
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23	3,000	3,178
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18	3,150	3,319
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19	2,235	2,355
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20	1,570	1,654
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (3)	5,000	5,582
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,472
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.250%	6/2/08 LOC	3,300	3,300
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	2,982
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,290
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,366
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.000%	6/1/14 (Prere.)	6,300	6,905

Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/22	4,690	5,402

Ohio Long-Term Tax-Exempt Fund

Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/23	1,225	1,405
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/23	1,115	1,283
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09 (2)(ETM)	465	480
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.700%	6/6/08 (1)	3,845	3,845
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (4)(Prere.)	1,200	1,314
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,367
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	3,765	3,885
Olentangy OH Local School Dist.
School Fac.Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	1,400	1,553
Olentangy OH Local School Dist.
School Fac.Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,460
Olentangy OH Local School Dist.
School Fac.Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	2,750	3,089
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.250%	11/1/08 (Prere.)	2,000	2,047
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (3)	1,465	1,403
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (3)	1,465	1,354
Richland County OH GO	6.950%	12/1/11 (2)	450	452
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,122
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,426
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34 (1)	5,470	5,498
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13 (1)(Prere.)	1,215	1,342
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,563
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,214
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,023
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,147
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,596
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,793
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,270
Summit County OH Sanitary Sewer
System Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,115
Tallmadge OH City School Dist.	5.000%	12/1/28 (4)	3,030	3,116
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (1)	3,040	3,146
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (3)	1,255	1,387
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (3)	1,785	2,011
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10 (3)(Prere.)	2,545	2,698
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	5,000	5,146
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	15,125	15,507
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,056
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,410
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,742
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,645

Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,880	3,136
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,595	2,826
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,000	2,178
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28 (1)	5,000	5,131
Univ. of Toledo OH General Receipts	5.250%	6/1/11 (3)(Prere.)	1,080	1,159
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,161
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,324
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	2,000	2,230
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	2,113
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	2,114
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	2,073

Ohio Long-Term Tax-Exempt Fund

Outside Ohio:
Puerto Rico GO	5.000%	7/1/14 (Prere.)	1,260	1,389
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,709
Puerto Rico GO	5.500%	7/1/29	1,500	1,536
Puerto Rico GO	5.000%	7/1/34	740	727
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,768
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	3,171
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,642
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21 (1)	2,000	2,130
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,226
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	995	1,068
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	357
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	2,041
Total Municipal Bonds (Cost $788,211)				800,755
Other Assets and Liabilities (–0.9%)
Other Assets—Note B				15,392
Liabilities				(22,460)
				(7,068)
Net Assets (100%)
Applicable to 67,348,814 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				793,687
Net Asset Value Per Share				$11.78

At May 31, 2008, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	785,908	$11.66
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(4,765)	(.07)
Unrealized Appreciation
Investment Securities	12,544.19
Futures Contracts	—	—
Net Assets	793,687	$11.78

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $845,000 have been segregated as initial margin for open futures contracts.

2  See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 32.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) National Indemnity Co. (Berkshire Hathaway).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2008
($000)
Investment Income
Income
Interest	16,573
Total Income	16,573
Expenses
The Vanguard Group—Note B
Investment Advisory Services	36
Management and Administrative	329
Marketing and Distribution	85
Custodian Fees	5
Shareholders’ Reports	3
Total Expenses	458
Expenses Paid Indirectly—Note C	(13)
Net Expenses	445
Net Investment Income	16,128
Realized Net Gain (Loss)
Investment Securities Sold	(2,290)
Futures Contracts	499
Realized Net Gain (Loss)	(1,791)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(3,889)
Futures Contracts	(167)
Change in Unrealized Appreciation (Depreciation)	(4,056)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,281

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,128	28,322
Realized Net Gain (Loss)	(1,791)	(1,788)
Change in Unrealized Appreciation (Depreciation)	(4,056)	(7,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,281	18,925
Distributions
Net Investment Income	(16,128)	(28,322)
Realized Capital Gain[1]	—	(1,798)
Total Distributions	(16,128)	(30,120)
Capital Share Transactions—Note F
Issued	134,378	213,999
Issued in Lieu of Cash Distributions	11,533	21,579
Redeemed	(67,223)	(98,407)
Net Increase (Decrease) from Capital Share Transactions	78,688	137,171
Total Increase (Decrease)	72,841	125,976
Net Assets
Beginning of Period	720,846	594,870
End of Period	793,687	720,846

1  Includes fiscal 2008 and 2007 short-term gain distributions totaling $0 and $303,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.88	$12.11	$12.00	$12.24	$12.45	$12.14
Investment Operations
Net Investment Income	.253	.510	.521	.527	.544	.546
Net Realized and Unrealized Gain (Loss)
on Investments	(.100)	(.194)	.191	(.140)	(.118)	.343
Total from Investment Operations	.153	.316	.712	.387	.426	.889
Distributions
Dividends from Net Investment Income	(.253)	(.510)	(.521)	(.527)	(.544)	(.546)
Distributions from Realized Capital Gains	—	(.036)	(.081)	(.100)	(.092)	(.033)
Total Distributions	(.253)	(.546)	(.602)	(.627)	(.636)	(.579)
Net Asset Value, End of Period	$11.78	$11.88	$12.11	$12.00	$12.24	$12.45

Total Return[1]	1.32%	2.71%	6.13%	3.20%	3.51%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$794	$721	$595	$527	$499	$497
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.13%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.28%*	4.30%	4.37%	4.32%	4.42%	4.40%
Portfolio Turnover Rate	28%*	16%	13%	22%	18%	4%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2004–2007) and for the period ended May 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Ohio Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2008, the fund had contributed capital of $65,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2008, these arrangements reduced the fund’s management and administrative expenses by $11,000 and custodian fees by $2,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2007, the fund had available realized losses of $1,647,000 to offset future net capital gains through November 30, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $1,160,000 through November 30, 2007, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2008, the cost of investment securities for tax purposes was $789,371,000. Net unrealized appreciation of investment securities for tax purposes was $11,384,000, consisting of unrealized gains of $18,108,000 on securities that had risen in value since their purchase and $6,724,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2008, the aggregate settlement value of open futures contracts expiring through September 2008 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	(146)	(16,051)	23
10-Year U.S. Treasury Note	(69)	(7,756)	(38)
30-Year U.S. Treasury Bond	(50)	(5,675)	15

Ohio Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contacts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2008, the fund purchased $156,053,000 of investment securities and sold $99,497,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2008	November 30, 2007
	Shares	Shares
	(000)	(000)
Issued	11,383	18,054
Issued in Lieu of Cash Distributions	983	1,818
Redeemed	(5,696)	(8,315)
Net Increase (Decrease) in Shares Outstanding	6,670	11,557

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal year.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2008, 100% of the fund’s investments were valued based on Level 2 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Tax-Exempt Fund	11/30/2007	5/31/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,012.96	$0.50
Long-Term	1,000.00	1,013.17	0.60
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.50	$0.51
Long-Term	1,000.00	1,024.40	0.61

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.10% for the Ohio Tax-Exempt Money Market Fund and 0.12% for the Ohio Long-Term Tax-Exempt Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 39 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations; that the funds have slightly outperformed their respective peer groups, the average Ohio tax-exempt money market fund and the average Ohio municipal debt fund; and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in each fund’s peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group; Director of Vanguard Marketing Corporation.
Chief Executive Officer
155 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
155 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood
Born 1948	Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing
Trustee since January 2008	Officer for North America since 2004 and Corporate Vice President of Xerox Corporation
155 Vanguard Funds Overseen	(photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
155 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
155 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
155 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty
155 Vanguard Funds Overseen	Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
155 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
155 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
155 Vanguard Funds Overseen

F. William McNabb III
Born 1957	Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc.,
President since March 2008	and of each of the investment companies served by The Vanguard Group since 2008;
155 Vanguard Funds Overseen	Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group
(1995–2008).

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
155 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation
since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: July 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: : July 16, 2008

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: : July 16, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.